Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	ENERGY AND WATER DEVELOPMENT CORP.
Entity Central Index Key	0001563298
Entity Primary SIC Number	3585
Entity Tax Identification Number	30-0781375
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7901 4th Street
Entity Address, Address Line Two	N STE #4174
Entity Address, City or Town	St Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702
City Area Code	727
Local Phone Number	677-9408
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false